GOODWILL - Additional Information (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Change in carrying amount of goodwil	$ 0
Accumulated goodwill impairment	$ 0